Subsequent Events (Details) - USD ($)		1 Months Ended
	Feb. 01, 2019	Apr. 17, 2019	Apr. 04, 2019	Dec. 31, 2018
Subsequent Events (Textual)
Restricted cash deposit				$ 467,806
Scenarios, Forecast [Member]
Subsequent Events (Textual)
Description of line of credit		The line of credit is available for the period from April 17, 2019 to April 8, 2020.
Line of credit maximum amount		$ 1,454,440
Withdrew from line of credit		$ 647,338
Line of credit interest rate		5.04%
Line of credit due date		Apr. 18, 2020
Initial public offering ("IPO") [Member] | Scenarios, Forecast [Member]
Subsequent Events (Textual)
Ordinary shares issued			1,750,000
Shares price			$ 5.00
Gross proceeds from IPO			$ 8,800,000
Aggregate ordinary shares issued and outstanding			8,655,248
Powerbridge Zhuhai [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Loan payable	$ 436,332
Loan term	1 year
Fixed annual interest rate	4.80%
Restricted cash deposit	$ 65,450